Fair Value of Financial Instruments - Carrying Amount and Fair Value of Corporation's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Financial assets:
Investment securities available for sale	$ 295,290	$ 277,872	$ 266,787
Federal Home Loan Bank stock	11,940	11,940	25,630
Accrued interest receivable	7,640	8,216	9,563
Financial liabilities:
Unused commitments			316
Carrying Amount
Financial assets:
Cash and cash equivalents	177,347	143,396	228,536
Investment securities available for sale	295,290	277,872	266,787
Loans held for sale	5,261	3,085	18,058
Loans held for investment	1,506,963	1,544,324	1,670,543
Mortgage servicing rights	20,929	22,294	21,824
Federal Home Loan Bank stock	11,940	11,940	25,630
Accrued interest receivable	7,640	8,216	9,563
Interest rate lock commitments	164	37	689
Unused commitments	15	3
Forward contracts to sell mortgage loans	23	33	1
Financial liabilities:
Non-maturity deposits	1,380,415	1,324,324	1,366,049
Deposits with stated maturities	492,825	550,969	658,976
Other borrowed funds	13,781	12,877	317,225
Accrued interest payable-borrowings	19	22	53,788
Accrued interest payable-deposits	374	393	607
Interest rate lock commitments	9	12	3
Forward contracts to sell mortgage loans	130	1	313
Carrying Amount | Unused Commitments
Financial liabilities:
Unused commitments		4
Fair Value
Financial assets:
Cash and cash equivalents	177,347	143,396	228,536
Investment securities available for sale	295,290	277,872	266,787
Loans held for sale	5,261	3,085	18,356
Loans held for investment	1,463,279	1,488,677	1,643,968
Mortgage servicing rights	21,588	23,553	22,088
Federal Home Loan Bank stock	11,940	11,940	25,630
Accrued interest receivable	7,640	8,216	9,563
Interest rate lock commitments	164	37	689
Unused commitments	15	3
Forward contracts to sell mortgage loans	23	33	1
Financial liabilities:
Non-maturity deposits	1,380,415	1,324,324	1,366,049
Deposits with stated maturities	492,263	549,668	660,536
Other borrowed funds	14,076	13,121	341,903
Accrued interest payable-borrowings	19	22	53,788
Accrued interest payable-deposits	374	393	607
Interest rate lock commitments	9	12	3
Forward contracts to sell mortgage loans	130	1	313
Fair Value | Unused Commitments
Financial liabilities:
Unused commitments		$ 4